EMPLOYEE BENEFITS (Details 3) $ in Millions	Dec. 31, 2017 COP ($)
Discount interest | Post-Employment benefits [Member]
Disclosure Of Defined Benefit Plan Explanatory [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 910
Discount interest | Long-term Benefits [Member]
Disclosure Of Defined Benefit Plan Explanatory [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	482
Salaries growth rate | Post-Employment benefits [Member]
Disclosure Of Defined Benefit Plan Explanatory [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	492
Salaries growth rate | Long-term Benefits [Member]
Disclosure Of Defined Benefit Plan Explanatory [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	581
Retirement growth rate | Post-Employment benefits [Member]
Disclosure Of Defined Benefit Plan Explanatory [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 855